Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related-Party Transactions
(16)	Related-Party Transactions

(a)	Real Estate
The Company leases office space from Allianz Global Corporate and Specialty, an affiliate, pursuant to a sublease agreement. In connection with this agreement, the Company has incurred rent expense of $28, $27, and $27 in 2017, 2016, and 2015, respectively, which is included in General and administrative expenses within the Statements of Operations.

(b)	Service Fees
The Company incurred fees for services provided by Allianz Life of $9,892, $10,135, and $9,437 in 2017, 2016, and 2015, respectively. The Company’s liability for these expenses was $1,013 and $1,086 as of December 31, 2017 and 2016, respectively, and is included in Other liabilities on the Balance Sheets. On a quarterly basis, the outstanding amount is settled in cash.
The Company incurred fees for services provided by affiliated companies of $559, $491, and $272 in 2017, 2016, and 2015, respectively. The Company’s liability for these charges was $51 and $40 as of December 31, 2017 and 2016, respectively, and is included in Other liabilities on the Balance Sheets. On a quarterly basis, the outstanding amount is settled in cash.
The Company has an agreement with Allianz Investment Management LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate account to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $1,042, $1,097, and $1,115 during 2017, 2016, and 2015, respectively, which is included in Fee, commission and other revenue in the Statements of Operations. At December 31, 2017 and 2016, $86 and $176, respectively, were included for these fees in Receivables on the Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $0, $39, and $61 during 2017, 2016, and 2015, respectively, which are included in General and administrative expenses in the Statements of Operations.
The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS), an affiliated company, in the amount of $22,711, $21,607, and $23,410 for the years ended December 31, 2017, 2016, and 2015, respectively. At December 31, 2017 and 2016, $1,854 and $1,747, respectively, was included for the expense in Other liabilities on the Balance Sheets.
The Company has an agreement with ALFS, whereby 12b-1 fees are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for the net of ALFS reimbursed expenses over assigned revenues, exclusive of trading gains (losses). In the event that assigned revenues exceed reimbursed expenses, ALFS records a reimbursement to the Company and Allianz Life. The Company recorded revenue from this agreement of $4,357, $4,264, and $4,332 during 2017, 2016, and 2015, respectively. The Company recorded expenses related to this agreement of $4,237, $4,348, and $4,198 during 2017, 2016, and 2015, respectively.

(c)	Line of Credit Agreement
The Company has a line of credit agreement with its parent, Allianz Life, to provide liquidity, as needed. No amounts have been borrowed during the years ended December 31, 2017 and 2016.